CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash dividends (Details)						1 Months Ended									12 Months Ended
	Nov. 13, 2020 ARS ($)	Oct. 10, 2019 USD ($)	Oct. 10, 2019 ARS ($)	Sep. 30, 2017 ARS ($)	Jan. 01, 2017 ARS ($)	Oct. 31, 2020 ARS ($)	May 31, 2020 ARS ($)	Oct. 31, 2019 ARS ($)	Aug. 31, 2019 ARS ($)	May 31, 2019 ARS ($)	Apr. 30, 2019 ARS ($)	Mar. 31, 2018 ARS ($)	Feb. 28, 2018 ARS ($)	Jan. 31, 2018 ARS ($)	Dec. 31, 2020 ARS ($)		Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 13, 2020 USD ($)	Nov. 13, 2020 ARS ($)	Apr. 30, 2020 ARS ($)	Oct. 09, 2019 $ / $	Apr. 30, 2018 ARS ($)
Cash dividends
Distributed amount															$ 25,713,000,000	[1]	$ 25,603,000,000
Dividends approved															295,000,000		30,929,000,000	$ 20,008,000,000
Amount paid in current currency															367,000,000		48,368,000,000	71,255,000,000
Dividends received															71,000,000		143,000,000	41,000,000
Non cash assets dividends															24,723,374,678
2030 Global Bonds
Cash dividends
Nominal value of bonds																			$ 157,642,897
2035 Global Bonds
Cash dividends
Nominal value of bonds																			$ 271,896,177
Current currency
Cash dividends
Dividends approved															367,000,000		49,103,000,000	60,746,000,000
Amount paid in current currency															367,000,000		48,368,000,000	71,255,000,000
Dividends received															80,000,000		252,000,000	117,000,000
Non cash assets dividends																				$ (25,713)
Proceeds from voluntary reserve for future cash flow dividends	$ 6,600
Proceeds from voluntary reserve to maintain investments in capital assets and current level of solvency	$ 19,113
Telecom Argentina
Cash dividends
Distributed amount		$ 300,000,000	$ 17,387,000,000
Dividends approved								$ 17,387,000,000	$ 7,045,000,000		$ 6,300,000,000
Exchange rate of BCRA | $ / $																						57.9
Anticipated cash dividends				$ 4,503,000,000	$ 5,641,000,000
Telecom Argentina | Currency of transaction date one
Cash dividends
Dividends approved														$ 13,007,000,000
Telecom Argentina | Currency of transaction date two
Cash dividends
Dividends approved														6,866,000,000
Telecom Argentina | Current currency
Cash dividends
Dividends approved								25,603,000,000	11,346,000,000
Amount paid in current currency								$ 25,603,000,000	$ 11,346,000,000	$ 11,072,000,000	11,798,000,000	$ 19,909,000,000	$ 38,580,000,000	12,386,000,000
Telecom Argentina | Current currency one
Cash dividends
Dividends approved														39,508,000,000
Telecom Argentina | Current currency two
Cash dividends
Dividends approved														$ 20,857,000,000
Ver T.V. S.A.
Cash dividends
Dividends received															50,000,000		97,000,000	18,000,000
Ver T.V. S.A. | Current currency
Cash dividends
Dividends received															57,000,000		172,000,000	56,000,000
Teledifusora San Miguel Arcngel S.A.
Cash dividends
Dividends received															21,000,000		41,000,000	8,000,000
Teledifusora San Miguel Arcngel S.A. | Current currency
Cash dividends
Dividends received															$ 23,000,000		72,000,000	23,000,000
La Capital Cable S.A.
Cash dividends
Dividends received																	5,000,000	15,000,000
La Capital Cable S.A. | Current currency
Cash dividends
Dividends received																	$ 8,000,000	$ 38,000,000
Nucleo
Cash dividends
Dividends approved											197,000,000												$ 135,000,000
Nucleo | Currency of transaction date one
Cash dividends
Dividends approved																					$ 295,000,000
Nucleo | Current currency
Cash dividends
Dividends approved											$ 356,000,000												$ 381,000,000
Amount paid in current currency						$ 176,000,000	$ 191,000,000			$ 347,000,000		$ 380,000,000
Nucleo | Current currency one
Cash dividends
Dividends approved																					$ 367,000,000

[1]	See Note 4.b).